Stockholders' Equity and Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 52,492	$ 51,888
Capital Required for Capital Adequacy	24,531	23,105
Capital to Risk Weighted Assets	17.12%	17.97%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital	49,912	49,461
Tier One Risk Based Capital Required for Capital Adequacy	12,265	11,553
Tier One Risk Based Capital to Risk Weighted Assets	16.28%	17.13%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital	49,912	49,461
Tier One Leverage Capital Required for Capital Adequacy	18,741	17,915
Tier One Leverage Capital to Average Assets	10.65%	11.04%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
The Juniata Valley Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	47,145	46,530
Capital Required for Capital Adequacy	24,186	22,773
Capital Required to be Well Capitalized	30,233	28,467
Capital to Risk Weighted Assets	15.59%	16.35%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	44,688	44,185
Tier One Risk Based Capital Required for Capital Adequacy	12,093	11,387
Tier One Risk Based Capital Required to be Well Capitalized	18,140	17,080
Tier One Risk Based Capital to Risk Weighted Assets	14.78%	15.52%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital	44,688	44,185
Tier One Leverage Capital Required for Capital Adequacy	18,969	17,723
Tier One Leverage Capital Required to be Well Capitalized	$ 23,711	$ 22,154
Tier One Leverage Capital to Average Assets	9.42%	9.97%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%